Postretirement Benefit and Post Employment Obligations - Summary of Weighted Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Assumptions used to determine benefit obligations
Rate of compensation increase (as a percent)		2.00%
Assumptions used to determine net periodic pension cost
Rate of compensation increase (as a percent)		2.00%
Minimum [Member]
Assumptions used to determine benefit obligations
Discount rate (as a percent)	1.60%	1.95%
Rate of compensation increase (as a percent)	1.80%
Assumptions used to determine net periodic pension cost
Discount rate (as a percent)	1.95%	2.00%
Expected long-term rate of return on plan assets (as a percent)	3.25%	3.25%
Rate of compensation increase (as a percent)	1.80%
Maximum [Member]
Assumptions used to determine benefit obligations
Discount rate (as a percent)	1.95%	2.35%
Rate of compensation increase (as a percent)	2.00%
Assumptions used to determine net periodic pension cost
Discount rate (as a percent)	2.35%	2.35%
Expected long-term rate of return on plan assets (as a percent)	5.30%	5.30%
Rate of compensation increase (as a percent)	2.00%